Financial liabilities at fair value through profit and loss - Additional Information (Details) - Convertible senior secured notes $ / shares in Units, £ in Thousands		12 Months Ended
	Dec. 15, 2021 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 GBP (£) shares	Dec. 23, 2024 USD ($) $ / shares shares
Financial liabilities at fair value through profit and loss
Convertible shares | shares	1,818,182
Ordinary shares | shares		47,343,585
Market value per share | $ / shares		$ 7.42
Covenant for retention of cash under contract			$ 10,000,000
Cash at bank held to satisfy covenant under contract | £				£ 7,298
Mudrick capital
Financial liabilities at fair value through profit and loss
Principal amount	$ 200,000,000
Aggregate purchase price	$ 192,000,000
Conversion rate | shares	9.09091
Convertible senior secured notes principal amount, per instrument	$ 1,000
Interest paid in cash | Mudrick capital
Financial liabilities at fair value through profit and loss
Interest rate					10.00%
Interest paid in-kind and semi-annually in arrears
Financial liabilities at fair value through profit and loss
Interest rate	9.00%
Interest paid in-kind and semi-annually in arrears | Mudrick capital
Financial liabilities at fair value through profit and loss
Interest rate					12.00%
First half of principal amount
Financial liabilities at fair value through profit and loss
Conversion price (Per share price) | $ / shares		$ 2.75
Original Debt, Amount		$ 130,000,000
Mudrick capital | First half of principal amount
Financial liabilities at fair value through profit and loss
Conversion rate | shares					363.636
Convertible senior secured notes principal amount, per instrument					$ 1,000
Conversion price (Per share price) | $ / shares					$ 2.75
Mudrick capital | Remaining half of principal amount
Financial liabilities at fair value through profit and loss
Conversion rate | shares					285.714
Convertible senior secured notes principal amount, per instrument					$ 1,000
Conversion price (Per share price) | $ / shares					$ 3.5
Convertible instruments
Financial liabilities at fair value through profit and loss
Convertible shares | shares			39,430,443	39,430,443